SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 24, 2022	Feb. 01, 2022	Jan. 10, 2022	Jul. 30, 2019	Jan. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Subsequent Event [Line Items]
Stock option exercised, shares						120,000	10,000
Share exercise price						$ 1.50	$ 1.50	$ 1.50
Number of offering shares, value						$ 3,454,043
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised						1,587,259
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance shares for Private placement, shares	1,966,251
Share issued price per share	$ 2.88
Number of offering shares, value	$ 5,660,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised					58,700
Warrant exercise price					$ 2.70
TJ Capital Management, L.P [Member]
Subsequent Event [Line Items]
Stock option exercised, shares				30,000
TJ Capital Management, L.P [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance shares for Private placement, shares			24,382
Dr. Yunhao Chen [Member]
Subsequent Event [Line Items]
Stock option exercised, shares						0
Dr. Yunhao Chen [Member] | Subsequent Event [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Stock option exercised, shares		120,000
Share exercise price		$ 1.50